Share-Based Compensation And Awards (Weighted-Average Assumptions) (Details) - yr	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Share-Based Compensation And Awards [Abstract]
Dividend yield	4.41%	4.50%
Risk-free interest rate	1.45%	2.08%
Expected life of options	7	7
Expected volatility factor of the future expected market price of Class B Non-Voting Shares	15.90%	16.30%